SCHEDULE OF INFORMATION ABOUT CLASSES OF SHARE CAPITAL (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Feb. 21, 2023
IfrsStatementLineItems [Line Items]
Preferred shares authorized capital	50,000,000	50,000,000
Ordinary shares			977,755
Number of shares issued	952,079	82,087
Number of shares outstanding beginning	82,087	20,933
Issuance of new shares for equity financing	526,090	26,562
Warrants exercised and buy-back	36,402
Note conversion into shares	178,104	1,772
Equity compensation	130,185	32,820
Number of shares outstanding ending	952,868	82,087
Class A ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	200,000,000	200,000,000	200,000,000
Number of shares issued			200,000,000
Class B ordinary shares [member]
IfrsStatementLineItems [Line Items]
Ordinary shares	50,000,000	50,000,000	50,000,000
Number of shares issued			50,000,000